Document and Entity Information	Dec. 29, 2023
Prospectus:
Document Type	497
Document Period End Date	Dec. 29, 2023
Entity Registrant Name	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Entity Central Index Key	0000896435
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 29, 2023
Document Effective Date	Dec. 29, 2023
Prospectus Date	Apr. 28, 2023